Acquisition of Xcite Interactive, Inc. (Details) - Schedule of Consideration - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Consideration Abstract
Common shares	$ 12,890,029	$ 12,890,029
Cash	112,225	112,225
Working capital adjustment	(163,902)	(163,902)
PPP shares	346,031	346,031
Total Consideration	13,184,383	13,184,383
Identifiable Assets Acquired and Liabilities Assumed
Cash	27,124	27,124
Accounts Receivable	37,719	37,719
Property, Plant and Equipment	34,496	34,496
Intangible Assets	7,140,000	7,140,000
Other Assets	12,409	12,409
Accounts Payable and Accrued Liabilities	(524,853)	(524,853)
Other Liabilities	(123,171)	(123,171)
Total Identifiable Assets	6,603,724	6,603,724
Goodwill	$ 6,580,659	$ 6,580,659